Income Tax	12 Months Ended
Dec. 31, 2022
Income Tax [Line Items]
Income Tax
16. Income Taxes
The income tax provision (benefit) is summarized as follows:

	December 31, 2022	December 31, 2021
Current
State	$—	120

Total current tax provision	—	120
Deferred
State	$(298)	$1,290

Total deferred income tax provision (benefit)	(298)	1,290
Change in valuation allowance	$—	$(635)

Total tax benefit	$(298)	$775

The tax effects of the primary temporary differences included in net deferred tax assets and liabilities consist of the following:

	December 31, 2022	December 31, 2021
Deferred Tax Assets
Net operating loss carryforwards	$453	$37
Cryptocurrency impairment and appreciation	—	—
Lease Liability	126	87
Accruals	—	—
Capitalized expenses	7	417
Non-cash interest expense	—	—

Deferred tax assets	$586	$541

Deferred Tax Liabilities
Debt discount	—	(914)
Depreciation	(96)	(187)
Right-of-use asset	(110)	(85)
Warrants	(601)	—
Other	(8)	(10)

Deferred tax liabilities	(815)	(1,196)
Less: Valuation allowance	—	—
Net deferred tax assets (liabilities)	$(229)	$(655)

As of December 31, 2022 and 2021, the Company recorded a valuation allowance of approximately $0.
Realization of deferred tax assets is dependent upon future earnings, if any, the timing, and amount of which are uncertain. Accordingly, the net deferred tax assets have been fully offset by a valuation allowance. The valuation allowance decreased by $0 and increased by $635 during 2022 and 2021, respectively. As of December 31, 2022, the Company is subject to tax in various states and New York City. The Company is open to examination for the tax years ended December 31, 2019, 2020, 2021 and 2022. As of the date of these consolidated financial statements, the Company is not aware of any open income tax audits by federal, state, city, or local taxing authorities.
Total U.S. state operating loss carryforwards as of December 31, 2022 and 2021 were approximately $7,191 and $564 respectively. State operating loss carryforwards begin to expire in 2034.
Due to the net operating loss carryovers, the statute of limitations remains open for state returns. As of December 31, 2022 and 2021, there were no material uncertain tax positions.

For the year ended December 31, 2022, the Company had $171 of tax refunds receivable for property and franchise tax overpayments of prior years.

ADIT EDTECH ACQUISITION CORP [Member]
Income Tax [Line Items]
Income Tax
NOTE 9. Income Tax
The Company’s net deferred tax assets are as follows:

	December 31, 2022	December 31, 2021
Deferred tax assets:
Organizational costs/Startup expenses	$321,981	$152,688
Federal net operating loss carryforwards	—	17,851

Total deferred tax assets	321,981	170,539
Valuation allowance	(321,981)	(170,539)

Deferred tax assets, net of allowance	$—	$—

The income tax provision consists of the following:

	December 31, 2022	December 31, 2021
Federal
Current	$795,203	$—
Deferred	(151,332)	(170,539)
State
Current	—	—
Deferred	—	—
Change in valuation allowance	151,332	170,539

Income tax provision	$795,203	$—

As of December 31, 2022 and 2021, the Company had $0 and $85,006 U.S. federal net operating loss carryovers available to offset future taxable income, which do not expire, respectively.
In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the years ended December 31, 2022 and 2021, the change in the valuation allowance was an increase of $151,332 and $170,539, respectively.
Reconciliations of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 are as follows:

	December 31, 2022	December 31, 2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in fair value of warrants	-17.1%	7.6%
Acquisition related expenses	7.5%	-22.1%
Change in valuation allowance	2.7%	-6.5%
Effective tax rate	14.1%	—%

In certain cases, the Company’s uncertain tax positions are related to tax years that remain subject to examination by the relevant tax authorities. The Company files federal and state income tax returns in jurisdictions with varying statutes of limitations. The 2021 through 2022 tax years generally remain subject to examination by federal and state tax authorities.